INVESTMENT PROPERTIES - Reconciliation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENT PROPERTIES
Balance at the beginning of the year	$ 3,994,058	$ 3,132,220
Acquisitions	294,569	731,600
Subsequent expenditure recognised as an asset	170,920	66,745
Sales/Write-offs	(21,194)	(233,974)
Acquisitions through business combination		60,850
Amount reclassified from premises and equipment	39,096
Gains on valuation	232,462	236,617
Balance at the end of the year	4,709,911	3,994,058
Investment properties
INVESTMENT PROPERTIES
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	$ 0	$ 0